Stockholders' Equity (Dividends Declared) (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 14, 2012	Dec. 31, 2012	Dec. 31, 2012 Dividend Declared [Member]	Dec. 31, 2012 Class A Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared per common share	$ 0.07605
Dividends payable		$ 138,066	$ 400,000
Distributions to shareholders		358,756
Preferred dividends				$ 97,000